BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATION
Summary of fair value of the assets acquired and the liabilities assumed

Assets:
Restricted Cash	$8,308
Investments	3,810
Accounts Receivable	31,796
Inventory	5,295
Prepaid Expenses	7,617
Property and Equipment	38,511
Goodwill	222,223
Other Intangible Assets	104,000
Aircraft Lease Deposits	17,923
Deferred Tax Asset	49,634
Other Assets	1,071
Total Assets	490,188

Liabilities:
Accounts Payable	50,016
Accrued Salaries, Wages, and Benefits	9,006
Accrued Transportation Taxes	12,237
Air Traffic Liabilities	72,235
Over-market Liabilities	108,017
Finance Lease Obligations	10,038
Loyalty Program Liabilities	37,165
Long-term Debt	941
Other Liabilities	2,758
Total Liabilities	302,413
Total Purchase Price	$187,775